UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7885

Name of Fund: Master Enhanced Small Cap Series

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Master
      Enhanced Small Cap Series, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/03

Date of reporting period: 01/01/03 - 06/30/03

Item 1 - Attach shareholder report

Master Enhanced Small Cap Series

During the period the fund generated net investment income of 0.85% as a percentage of average net assets.

Attribution: Whereas in the winter of 2003 the world's equity markets were plagued by wide-spread anxiety over mounting geopolitical tensions and shaky global economic forecasts, conditions began to change as the year progressed. With the blossoming of spring came clarity as to the outcome of the Iraq conflict and budding investor confidence in the strengthening, though still weak, economy. Together, clarity and confidence inspired a reluctant optimism, giving birth to what investors hope will prove to be a sustainable market recovery.

Equity markets rallied the world over, with small capitalization stocks performing particularly well in the U.S. The S&P 600 outpaced its large cap cousin by 5.5%, with the greatest gains concentrated in the consumer discretionary, telecommunications services and information technology sectors.

April was generally a good month for the predictive ability of the portfolio's stock selection signals, with earning surprise performing particularly well. May was generally flat, with Value performing most strongly. June performance of the signals was rather disappointing, with Momentum placing a particular drag on performance.

Stock substitution strategies were flat for the quarter. Of particular note was the Russell Reconstitution, usually a significant event for the index change strategy but rather uneventful this year.

Strategy going forward:

As the second half of the year begins, the portfolio remains positioned with all screens in place. The price momentum strategy was brought back in the second quarter, as it is expected to perform well in the second half of the year due to seasonal factors. This strategy involves the overweighting of stocks with positive price momentum and underweighting those with negative momentum, on the rationale that price patterns will continue. We believe the overall strategy is well positioned to take advantage of opportunities created by improving market conditions.


/s/ Richard Vella
-----------------
Richard Vella
Vice President and Portfolio Manager


/s/ Terry K. Glenn
------------------
Terry K. Glenn
President and Trustee

Trustees and Officers:
Terry K. Glenn - Trustee
Donald W. Burton - Trustee
M. Colyer Crum - Trustee

Laurie Simon Hodrick - Trustee
Fred G. Weiss - Trustee
Robert C. Doll, Jr. - Senior Vice President
Donald C. Burke - Vice President and Treasurer
Richard Vella -- Vice President and Portfolio Manager
Brian D. Stewart - Secretary

Custodian: JPMorgan Chase Bank
           4 Chase MetroTech
           Brooklyn, New York 11245

Transfer Agent: Financial Data Services, Inc.
                4800 Deer Lake Drive East
                Jacksonville, FL 32246-6484

Master Enhanced Small Cap Series                                   June 30, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

--------------------------------------------------------------------------------------------------------------------
Industry***                         Shares                         Common Stocks                           Value
                                     Held
--------------------------------------------------------------------------------------------------------------------
Aerospace & Defense                 8,100      AAR Corp.                                                $     57,186
- 2.3%                             10,500    + Aeroflex Incorporated                                          81,270
                                   10,100    + Alliant Techsystems Inc.                                      524,291
                                    1,300      Applied Signal Technology, Inc.                                22,100
                                   11,400    + Armor Holdings, Inc.                                          152,760
                                    8,400      Cubic Corporation                                             186,648
                                    5,400      Curtiss-Wright Corporation                                    341,280
                                    2,800    + DRS Technologies, Inc.                                         78,176
                                    8,500      EDO Corporation                                               150,450
                                    6,100      Engineered Support Systems, Inc.                              255,285
                                    7,400    + Esterline Technologies Corporation                            128,834
                                   34,600      GenCorp Inc.                                                  307,594
                                      400      Honeywell International Inc.                                   10,740
                                   11,300    + InVision Technologies, Inc.                                   280,805
                                    8,300    + Mercury Computer Systems, Inc.                                150,728
                                    2,100    + Teledyne Technologies Incorporated                             27,510
                                    6,700    + Triumph Group, Inc.                                           188,739
                                                                                                        ------------
                                                                                                           2,944,396
--------------------------------------------------------------------------------------------------------------------
Air Freight &                       7,900    +Forward Air Corporation                                        200,423
Logistics - 0.2%
--------------------------------------------------------------------------------------------------------------------
Airlines - 0.9%                    14,600    + Atlantic Coast Airlines Holdings, Inc.                        196,954
                                   13,100    + Frontier Airlines, Inc.                                       118,948
                                   26,700    + Mesa Air Group, Inc.                                          213,600
                                   32,700      SkyWest, Inc.                                                 623,262
                                                                                                        ------------
                                                                                                           1,152,764
--------------------------------------------------------------------------------------------------------------------
Auto Components                     3,700      Cooper Tire & Rubber Company                                   65,083
- 0.2%                              1,800    + Midas Group, Inc.                                              21,816
                                    3,400      Standard Motor Products, Inc.                                  37,740
                                   25,500    + Tower Automotive, Inc.                                         93,330
                                    9,200      Visteon Corporation                                            63,204
                                                                                                        ------------
                                                                                                             281,173
--------------------------------------------------------------------------------------------------------------------
Automobiles - 0.7%                  4,300      Coachmen Industries, Inc.                                      51,385
                                   11,600    + Monaco Coach Corporation                                      177,828
                                   13,800      Thor Industries, Inc.                                         563,316
                                    3,300      Winnebago Industries, Inc.                                    125,070
                                                                                                        ------------
                                                                                                             917,599
--------------------------------------------------------------------------------------------------------------------
Beverages - 0.4%                    1,000      Brown-Forman Corporation (Class B)                             78,620
                                    6,800      Coca-Cola Bottling Co. Consolidated                           371,280
                                                                                                        ------------
                                                                                                             449,900
--------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.9%               16,900    + Cephalon, Inc.                                                695,604
                                   11,235    + Enzo Biochem, Inc.                                            241,777
                                   14,000    + IDEXX Laboratories, Inc.                                      469,560
                                    1,200    + Inveresk Research Group, Inc.                                  21,588
                                   10,700    + Regeneron Pharmaceuticals, Inc.                               168,525
                                    4,100    + Repligen Corporation                                           21,238
                                    9,700    + Ribapharm Inc.                                                 62,565

Master Enhanced Small Cap Series                                   June 30, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

--------------------------------------------------------------------------------------------------------------------
Industry***                         Shares                         Common Stocks                           Value
                                     Held
--------------------------------------------------------------------------------------------------------------------
Biotechnology                      40,300    + Savient Pharmaceuticals Inc.                             $    186,992
(concluded)                        19,200    + Techne Corporation                                            582,528
                                    4,100    + Vertex Pharmaceuticals Incorporated                            59,860
                                                                                                        ------------
                                                                                                           2,510,237
--------------------------------------------------------------------------------------------------------------------
Building Products - 0.6%            3,100      Apogee Enterprises, Inc.                                       27,962
                                    5,600      ElkCorp                                                       126,000
                                    9,800    + Griffon Corporation                                           156,800
                                    8,900      Lennox International Inc.                                     114,543
                                    4,100    + Simpson Manufacturing Co., Inc.                               150,060
                                    7,700      Universal Forest Products, Inc.                               161,238
                                    2,700      York International Corporation                                 63,180
                                                                                                        ------------
                                                                                                             799,783
--------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.9%              9,700      Jefferies Group, Inc.                                         482,963
                                   18,300      Raymond James Financial, Inc.                                 604,815
                                                                                                        ------------
                                                                                                           1,087,778
--------------------------------------------------------------------------------------------------------------------
Chemicals - 2.1%                   10,200      A. Schulman, Inc.                                             163,812
                                    1,000      Aceto Corporation                                              18,600
                                    2,200      Albemarle Corp.                                                61,534
                                    8,000      Arch Chemicals, Inc.                                          152,800
                                   10,200      Cambrex Corporation                                           234,804
                                   12,700      Georgia Gulf Corporation                                      251,460
                                    9,800      H.B. Fuller Company                                           215,796
                                    6,300    + Hercules Incorporated                                          62,370
                                    9,500      IMC Global Inc.                                                63,745
                                   11,300      MacDermid, Inc.                                               297,190
                                    3,800      Material Sciences Corporation                                  36,860
                                   11,300      OM Group, Inc.                                                166,449
                                   14,200    + Omnova Solutions Inc.                                          57,368
                                   36,100      PolyOne Corporation                                           160,645
                                    3,400      Quaker Chemical Corporation                                    85,170
                                   11,100    + The Scotts Company (Class A)                                  549,450
                                    1,000      Spartech Corporation                                           21,210
                                   13,300      Wellman, Inc.                                                 148,960
                                                                                                        ------------
                                                                                                           2,748,223
--------------------------------------------------------------------------------------------------------------------
Commercial Banks                    4,300      Boston Private Financial Holdings, Inc.                        90,644
- 6.0%                             13,800      Chittenden Corporation                                        377,430
                                    2,300      Citizens Banking Corporation                                   61,571
                                   14,800      Community First Bankshares, Inc.                              404,040
                                   19,200      Cullen/Frost Bankers, Inc.                                    616,320
                                    8,100      East West Bancorp, Inc.                                       292,734
                                      900      First Merchants Corporation                                    21,879
                                   22,100      First Midwest Bancorp, Inc.                                   636,701
                                    1,500      First Niagara Financial Group, Inc.                            20,940
                                   17,200      Firstbank Corp.                                               472,140
                                    4,900      GBC Bancorp                                                   188,160
                                    3,100      Greater Bay Bancorp                                            63,302
                                   16,800      Hudson United Bancorp                                         573,720
                                    3,300      Irwin Financial Corporation                                    85,470
                                    1,200      MBT Financial Corp.                                            21,000
                                      900      Main Street Banks, Inc.                                        22,770

Master Enhanced Small Cap Series                                   June 30, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

--------------------------------------------------------------------------------------------------------------------
Industry***                         Shares                         Common Stocks                           Value
                                     Held
--------------------------------------------------------------------------------------------------------------------
Commercial Banks                    8,800      Provident Bancshares Corporation                         $    223,608
(concluded)                        22,600      Republic Bancorp Inc.                                         303,292
                                   12,200      Riggs National Corporation                                    185,684
                                    3,700      Sky Financial Group, Inc.                                      80,364
                                   18,000      The South Financial Group, Inc.                               419,940
                                   12,900    + Southwest Bancorporation of Texas, Inc.                       419,379
                                    2,000      Sterling Bancshares, Inc.                                      26,160
                                   12,700      Susquehanna Bancshares, Inc.                                  296,545
                                   22,900      TrustCo Bank Corp NY                                          253,732
                                    3,100      Trustmark Corporation                                          78,957
                                   20,800      UCBH Holdings, Inc.                                           596,544
                                   13,600      United Bankshares, Inc.                                       389,640
                                    9,200      Whitney Holding Corporation                                   294,124
                                    7,100      Wintrust Financial Corporation                                210,160
                                                                                                        ------------
                                                                                                           7,726,950
--------------------------------------------------------------------------------------------------------------------
Commercial Services                15,500      ABM Industries, Inc.                                          238,700
& Supplies - 4.6%                   6,700    + Administaff, Inc.                                              69,010
                                      500    + The Advisory Board Company                                     20,260
                                    4,400      Angelica Corporation                                           74,580
                                   11,300    + Arbitron Inc.                                                 403,410
                                    4,300      The Brink's Company                                            62,651
                                    7,900    + CDI Corp.                                                     205,084
                                    4,900      CPI Corp.                                                      86,485
                                   14,500      Central Parking Corporation                                   179,220
                                    6,600    + Coinstar, Inc.                                                124,476
                                   10,600    + Consolidated Graphics, Inc.                                   242,528
                                    6,200      G & K Services, Inc. (Class A)                                183,520
                                    1,800      Gevity HR, Inc.                                                21,276
                                   13,000    + ITT Educational Services, Inc.                                380,250
                                    7,900    + Imagistics International Inc.                                 203,820
                                    2,800    + Insurance Auto Auctions, Inc.                                  35,168
                                   11,200      John H. Harland Company                                       292,992
                                   13,600    + Kroll Inc.                                                    368,016
                                   14,700    + Labor Ready, Inc.                                             105,399
                                    4,800    + MemberWorks Incorporated                                       94,800
                                   10,500    + NCO Group, Inc.                                               188,055
                                    5,800      New England Business Services, Inc.                           174,000
                                    6,200    + PRG-Schultz International, Inc.                                36,580
                                    2,000    + Pre-Paid Legal Services, Inc.                                  49,060
                                    3,400      Roto-Rooter, Inc.                                             129,676
                                   13,100    + SOURCECORP, Incorporated                                      282,960
                                   24,400    + Spherion Corporation                                          169,580
                                      600      The Standard Register Company                                   9,888
                                    7,000      Steelcase Inc. (Class A)                                       82,320
                                   27,700    + Tetra Tech, Inc.                                              474,501
                                   13,300    + United Stationers, Inc.                                       481,061
                                   13,800    + Volt Information Sciences, Inc.                               188,370
                                    4,800    + Waste Connections, Inc.                                       168,240
                                    5,100    + Watson Wyatt & Company Holdings                               118,218
                                                                                                        ------------
                                                                                                           5,944,154
--------------------------------------------------------------------------------------------------------------------
Communications                     45,800    + Adaptec, Inc.                                                 356,324
Equipment - 1.7%                   11,800    + Allen Telecom Inc.                                            194,936
                                    6,700    + Andrew Corporation                                             61,640
                                    2,900      Bel Fuse Inc.                                                  66,410

Master Enhanced Small Cap Series                                   June 30, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

--------------------------------------------------------------------------------------------------------------------
Industry***                         Shares                         Common Stocks                           Value
                                     Held
--------------------------------------------------------------------------------------------------------------------
Communications                      9,800      Black Box Corporation                                    $    354,760
Equipment (concluded)              12,300    + C-COR.net Corp.                                                60,270
                                   15,900    + Cable Design Technology                                       113,685
                                    7,300    + Concerto Software, Inc.                                        67,087
                                   25,100    + Digi International Inc.                                       144,325
                                   23,800    + Harmonic Inc.                                                  96,866
                                    2,100    + Innovex, Inc.                                                  21,210
                                    8,700      Inter-Tel Inc.                                                184,614
                                      900    + KVH Industries, Inc.                                           22,257
                                   10,400    + Network Equipment Technologies, Inc.                           87,568
                                    8,500    + PC-Tel, Inc.                                                  100,810
                                   23,200    + SymmetriCom, Inc.                                             102,080
                                    5,700    + Tollgrade Communications, Inc.                                106,305
                                    1,100    + ViaSat, Inc.                                                   15,774
                                                                                                        ------------
                                                                                                           2,156,921
--------------------------------------------------------------------------------------------------------------------
Computers &                        10,400    + Avid Technology, Inc.                                         364,728
Peripherals - 0.8%                 17,800    + Gateway Inc.                                                   64,970
                                    8,300    + Hutchinson Technology Incorporated                            272,987
                                    1,500    + Neoware Systems, Inc.                                          23,010
                                   23,600    + Pinnacle Systems, Inc.                                        252,520
                                    9,000    + Rainbow Technologies, Inc.                                     75,690
                                    3,300    + SBS Technologies, Inc.                                         32,442
                                                                                                        ------------
                                                                                                           1,086,347
--------------------------------------------------------------------------------------------------------------------
Construction &                      1,300      Brookfield Homes Corporation                                   20,046
Engineering - 0.6%                  6,000    + EMCOR Group, Inc.                                             296,160
                                   10,900    + Insituform Technologies, Inc. (Class A)                       192,712
                                    3,900    + The Shaw Group Inc.                                            46,995
                                   10,400    + URS Corporation                                               202,384
                                    1,000    + Washington Group International, Inc.                           21,960
                                                                                                        ------------
                                                                                                             780,257
--------------------------------------------------------------------------------------------------------------------
Construction                       10,800      Florida Rock Industries, Inc.                                 445,824
Materials - 0.5%                    7,500      Texas Industries, Inc.                                        178,500
                                                                                                        ------------
                                                                                                             624,324
--------------------------------------------------------------------------------------------------------------------
Containers &                       13,000      AptarGroup, Inc.                                              468,000
Packaging - 0.8%                   13,200      Chesapeake Corporation                                        288,420
                                   10,700      Myers Industries, Inc.                                        101,650
                                   11,800      Rock-Tenn Company (Class A)                                   200,010
                                                                                                        ------------
                                                                                                           1,058,080
--------------------------------------------------------------------------------------------------------------------
Distributors - 0.3%                 9,100      Advanced Marketing Services, Inc.                             118,300
                                    9,100      Hughes Supply, Inc.                                           315,770
                                                                                                        ------------
                                                                                                             434,070
--------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series                                   June 30, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

--------------------------------------------------------------------------------------------------------------------
Industry***                         Shares                         Common Stocks                           Value
                                     Held
--------------------------------------------------------------------------------------------------------------------
Diversified Financial               1,000    + Affiliated Managers Group, Inc.                          $     60,950
Services - 0.2%                     6,200      Cash America International, Inc.                               81,964
                                    1,200    + Financial Federal Corporation                                  29,280
                                   17,100      Instinet Group Incorporated                                    79,686
                                      600    + WFS Financial Inc.                                             20,106
                                                                                                        ------------
                                                                                                             271,986
--------------------------------------------------------------------------------------------------------------------
Diversified                           500    + Commonwealth Telephone Enterprises, Inc.                       21,985
Telecommunication                  22,800    + General Communication, Inc. (Class A)                         197,448
Services - 0.2%                     1,400    + WilTel Communications, Inc.                                    20,636
                                                                                                        ------------
                                                                                                             240,069
--------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.1%           8,000      Allegheny Energy, Inc.                                         67,600
                                    4,300      CH Energy Group, Inc.                                         193,500
                                    8,000      CMS Energy Corporation                                         64,800
                                    4,100      Central Vermont Public Service Corporation                     80,155
                                   25,800      Cleco Corporation                                             446,856
                                    3,900    + El Paso Electric Company                                       48,087
                                    1,700      Green Mountain Power Corporation                               34,000
                                    2,400      IDAcorp Inc.                                                   63,000
                                    4,200      UIL Holdings Corporation                                      170,310
                                   13,500      UniSource Energy Corporation                                  253,800
                                                                                                        ------------
                                                                                                           1,422,108
--------------------------------------------------------------------------------------------------------------------
Electrical Equipment               15,300      A.O. Smith Corporation                                        430,695
- 1.4%                             12,800      Acuity Brands, Inc.                                           232,576
                                    7,600    + AstroPower, Inc.                                               25,004
                                   12,000      Baldor Electric Company                                       247,200
                                   13,000      Brady Corporation                                             433,550
                                    8,000      C&D Technologies, Inc.                                        114,880
                                   13,900    + Paxar Corporation                                             152,900
                                    7,300      Regal-Beloit Corporation                                      139,430
                                    3,900    + Vicor Corporation                                              37,440
                                                                                                        ------------
                                                                                                           1,813,675
--------------------------------------------------------------------------------------------------------------------
Electronic                         14,400    + Anixter International Inc.                                    337,392
Equipment &                        16,600    + Artesyn Technologies, Inc.                                     93,126
Instruments - 3.6%                  6,900      BEI Technologies, Inc.                                         82,800
                                    8,900    + Bell Microproducts Inc.                                        38,003
                                    4,900    + Benchmark Electronics, Inc.                                   150,724
                                   14,000      CTS Corporation                                               146,300
                                   13,100    + Checkpoint Systems, Inc.                                      185,365
                                   16,000    + Cognex Corporation                                            357,600
                                    5,400    + Coherent, Inc.                                                129,222
                                    1,900    + Electro Scientific Industries, Inc.                            28,804
                                    7,600    + FLIR Systems, Inc.                                            229,140
                                    7,400    + Global Imaging Systems, Inc.                                  171,384
                                    7,000    + Intermagnetics General Corporation                            138,880
                                    8,100    + Itron, Inc.                                                   174,636
                                    8,500      Keithley Instruments, Inc.                                    122,825
                                    6,100    + Kemet Corp.                                                    61,610
                                   14,900      Methode Electronics                                           160,175
                                    8,000      Park Electrochemical Corp.                                    159,600
                                    2,700    + Photon Dynamics, Inc.                                          74,601

Master Enhanced Small Cap Series                                   June 30, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

--------------------------------------------------------------------------------------------------------------------
Industry***                         Shares                         Common Stocks                           Value
                                     Held
--------------------------------------------------------------------------------------------------------------------
Electronic                         13,800      Pioneer-Standard Electronics, Inc.                       $    117,024
Equipment &                         6,100    + Planar Systems Inc.                                           119,316
Instruments (concluded)            16,100    + RadiSys Corporation                                           212,520
                                    1,400    + Rofin-Sinar Technologies, Inc.                                 19,684
                                    4,600    + Rogers Corporation                                            153,180
                                   12,000      Roper Industries, Inc.                                        446,400
                                   15,700    + Technitrol, Inc.                                              236,285
                                   11,700    + Trimble Navigation Limited                                    268,281
                                    6,300    + Veeco Instruments Inc.                                        107,289
                                   19,600      X-Rite, Incorporated                                          194,236
                                                                                                        ------------
                                                                                                           4,716,402
--------------------------------------------------------------------------------------------------------------------
Energy Equipment &                  9,700      CARBO Ceramics Inc.                                           361,325
Service - 2.0%                     20,300    + Cal Dive International, Inc.                                  442,540
                                    1,800    + Hydril Company                                                 49,050
                                   15,000    + Input/Output, Inc.                                             80,700
                                    9,100    + Lone Star Technology                                          192,738
                                   13,500    + Maverick Tube Corporation                                     258,525
                                   14,600    + Oceaneering International, Inc.                               373,030
                                    6,600    + Offshore Logistics, Inc.                                      143,550
                                    6,100    + SEACOR SMIT Inc.                                              222,589
                                    6,300    + TETRA Technologies, Inc.                                      186,795
                                   10,600    + Unit Corporation                                              221,646
                                    1,500    + W-H Energy Services, Inc.                                      29,220
                                                                                                        ------------
                                                                                                           2,561,708
--------------------------------------------------------------------------------------------------------------------
Food & Staples                     17,400      Casey's General Stores, Inc.                                  246,036
Retailing - 1.1%                      900    + Duane Read Inc.                                                13,275
                                   15,900    + The Great Atlantic & Pacific Tea Company, Inc.                139,920
                                   11,200      Nash-Finch Company                                            186,480
                                   15,400    + Performance Food Group Company                                569,800
                                    7,900    + United Natural Foods, Inc.                                    222,306
                                                                                                        ------------
                                                                                                           1,377,817
--------------------------------------------------------------------------------------------------------------------
Food Products - 1.4%                2,400    + American Italian Pasta Company (Class A)                       99,960
                                    7,200      Corn Products International, Inc.                             216,216
                                   15,200      Delta and Pine Land Company                                   334,096
                                   16,050      Flowers Foods, Inc.                                           317,148
                                   13,600    + Hain Celestial Group, Inc.                                    217,464
                                    5,400    + International Multifoods                                      123,714
                                    7,500    + J & J Snack Foods Corp.                                       237,225
                                   11,400    + Ralcorp Holdings, Inc.                                        284,544
                                                                                                        ------------
                                                                                                           1,830,367
--------------------------------------------------------------------------------------------------------------------
Gas Utilities - 2.4%               10,700      Atmos Energy Corporation                                      265,360
                                    5,700      Cascade Natural Gas Corporation                               108,870
                                    8,100      The Laclede Group, Inc.                                       217,080
                                   16,300      NUI Corporation                                               252,976
                                   12,800      New Jersey Resources Corporation                              454,400
                                   10,300      Northwest Natural Gas Company                                 280,675
                                    9,600      Piedmont Natural Gas Company, Inc.                            372,576

Master Enhanced Small Cap Series                                   June 30, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

--------------------------------------------------------------------------------------------------------------------
Industry***                         Shares                         Common Stocks                           Value
                                     Held
--------------------------------------------------------------------------------------------------------------------
Gas Utilities                      24,600    + Southern Union Company                                   $    416,724
(concluded)                         4,100      Southwest Gas Corporation                                      86,838
                                    9,600    + Southwestern Energy Company                                   144,096
                                   17,350      UGI Corporation                                               549,995
                                                                                                        ------------
                                                                                                           3,149,590
--------------------------------------------------------------------------------------------------------------------
Health Care                        23,300    + Advanced Medical Optics, Inc.                                 397,265
Equipment &                         3,700    + American Medical Systems Holdings, Inc.                        62,419
Supplies - 4.6%                     1,400      Analogic Corporation                                           68,264
                                      500      Arrow International, Inc.                                      22,075
                                    1,700    + ArthroCare Corporation                                         28,492
                                    5,600    + Biosite Diagnostics Incorporated                              269,360
                                   11,600    + CONMED Corporation                                            211,816
                                    1,200    + CTI Molecular Imaging, Inc.                                    22,692
                                    6,400      Cooper Companies, Inc.                                        222,528
                                      900    + Dade Behring Holdings Inc.                                     20,673
                                    4,200      Datascope Corp.                                               124,026
                                   12,600      Diagnostic Products Corporation                               517,230
                                      500    + Gen-Probe Incorporated                                         20,435
                                      800    + Haemonetics Corporation                                        14,960
                                    5,000    + ICU Medical, Inc.                                             155,750
                                   10,400    + INAMED Corporation                                            558,376
                                   10,300    + Integra LifeSciences Holdings                                 271,714
                                   10,200      Invacare Corp.                                                336,600
                                   16,200      Mentor Corporation                                            313,956
                                    7,600    + Osteotech, Inc.                                               103,284
                                    7,800      PolyMedica Corporation                                        357,162
                                    6,300    + Possis Medical, Inc.                                           86,436
                                    1,700    + Regeneration Technologies, Inc.                                22,592
                                   10,700    + ResMed Inc.                                                   419,440
                                   10,800    + Respironics, Inc.                                             405,216
                                    1,900    + STAAR Surgical Company                                         22,040
                                    7,300    + Sola International Inc.                                       127,020
                                    2,200    + SurModics, Inc.                                                67,100
                                   12,000    + Sybron Dental Specialties, Inc.                               283,200
                                   10,200    + Theragenics Corporation                                        43,860
                                    8,700    + Viasys Healthcare Inc.                                        180,090
                                    5,500      Vital Signs, Inc.                                             142,780
                                                                                                        ------------
                                                                                                           5,898,851
--------------------------------------------------------------------------------------------------------------------
Health Care                         2,500    + AMERIGROUP Corporation                                         93,000
Providers & Services               15,000    + Accredo Health, Incorporated                                  327,000
- 4.6%                             12,700    + AmSurg Corp.                                                  387,350
                                      100    + Centene Corporation                                             3,890
                                   13,400    + Cerner Corporation                                            307,530
                                    5,100    + Curative Health Services, Inc.                                 86,700
                                   16,200    + Dendrite International, Inc.                                  208,656
                                    4,600      Hooper Holmes, Inc.                                            29,624
                                      800    + IMPATH Inc.                                                    11,312
                                   16,700    + Mid Atlantic Medical Services, Inc.                           873,410
                                   12,300      NDCHealth Corporation                                         225,705
                                   17,900    + Orthodontic Centers of America, Inc.                          143,379
                                   10,700      Owens & Minor, Inc.                                           239,145
                                    9,800    + PAREXEL International Corporation                             136,710
                                    9,200    + Pediatrix Medical Group, Inc.                                 327,980
                                   20,500    + Pharmaceutical Product Development, Inc.                      588,965

Master Enhanced Small Cap Series                                   June 30, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

--------------------------------------------------------------------------------------------------------------------
Industry***                         Shares                         Common Stocks                           Value
                                     Held
--------------------------------------------------------------------------------------------------------------------
Health Care                         9,700    + Priority Healthcare Corporation (Class B)                $    179,935
Providers & Services               26,700    + Province Healthcare Company                                   295,569
(concluded)                        21,900    + Renal Care Group, Inc.                                        771,099
                                   15,500    + Sierra Health Services, Inc.                                  310,000
                                    2,400    + Sunrise Assisted Living, Inc.                                  53,712
                                   35,300    + US Oncology, Inc.                                             260,867
                                      900    + VistaCare, Inc. (Class A)                                      21,879
                                                                                                        ------------
                                                                                                           5,883,417
--------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants                 1,400    + AFC Enterprises, Inc.                                          22,736
& Leisure - 4.0%                   11,500    + Argosy Gaming Company                                         240,465
                                   22,800    + Aztar Corporation                                             367,308
                                    9,400    + Bally Total Fitness Holding Corporation                        84,882
                                   12,400    + CEC Entertainment Inc.                                        457,932
                                    4,600    + Extended Stay America, Inc.                                    62,054
                                    8,300      IHOP Corp.                                                    262,031
                                   20,800    + Jack in the Box Inc.                                          463,840
                                   11,200      Landry's Restaurants, Inc.                                    264,320
                                    7,300      Lone Star Steakhouse & Saloon, Inc.                           158,921
                                    8,500      Marcus Corporation                                            127,075
                                    5,300    + O'Charley's Inc.                                              114,109
                                    9,500    + P.F. Chang's China Bistro, Inc.                               467,495
                                    5,600    + Panera Bread Company (Class A)                                224,000
                                      100    + Papa John's International, Inc.                                 2,805
                                   12,400    + Pinnacle Entertainment, Inc.                                   84,320
                                    9,100    + RARE Hospitality International, Inc.                          297,388
                                    1,100    + Red Robin Gourmet Burgers                                      20,856
                                   17,600    + Ryan's Family Steak Houses, Inc.                              246,400
                                   11,400    + Shuffle Master, Inc.                                          335,046
                                    9,700    + Six Flags, Inc.                                                65,766
                                   12,600    + Sonic Corp.                                                   320,418
                                    7,300    + The Steak 'n Shake Company                                    111,325
                                    6,300    + Triarc Companies, Inc.                                        188,937
                                    1,600    + Vail Resorts, Inc.                                             21,552
                                   10,800    + WMS Industries Inc.                                           168,372
                                                                                                        ------------
                                                                                                           5,180,353
--------------------------------------------------------------------------------------------------------------------
Household Durables                  5,600    + A.T. Cross Company (Class A)                                   33,264
- 4.7%                              3,300    + American Greetings Corporation (Class A)                       64,812
                                   25,800      Applica Incorporated                                          219,300
                                   12,800      Bassett Furniture Industries, Incorporated                    169,984
                                   10,700    + Champion Enterprises, Inc.                                     55,426
                                   15,600    + Department 56, Inc.                                           239,148
                                    5,000    + Enesco Group Inc.                                              37,000
                                   14,100      Ethan Allen Interiors Inc.                                    495,756
                                    1,200    + Fleetwood Enterprises, Inc.                                     8,880
                                   13,500      Harman International Industries, Incorporated               1,068,390
                                    1,300    + Kirkland's, Inc.                                               20,995
                                   22,100      La-Z-Boy Inc.                                                 494,598
                                   11,920      MDC Holdings, Inc.                                            575,498
                                    2,856    + NVR, Inc.                                                   1,173,816
                                    2,400      National Presto Industries, Inc.                               75,840

Master Enhanced Small Cap Series                                   June 30, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

--------------------------------------------------------------------------------------------------------------------
Industry***                         Shares                         Common Stocks                           Value
                                     Held
--------------------------------------------------------------------------------------------------------------------
Household Durables                  2,500      Russ Berrie and Company, Inc.                            $     91,275
(concluded)                         6,800      The Ryland Group, Inc.                                        471,920
                                    2,000      Skyline Corporation                                            60,000
                                   12,300      Standard Pacific Corp.                                        407,868
                                    8,600      The Toro Company                                              341,850
                                                                                                        ------------
                                                                                                           6,105,620
--------------------------------------------------------------------------------------------------------------------
Household Products - 0.1%           4,700      WD-40 Company                                                 134,185
--------------------------------------------------------------------------------------------------------------------
IT Services - 1.0%                 16,800    + American Management Systems, Incorporated                     239,904
                                   10,800    + CACI International Inc. (Class A)                             370,440
                                   41,400    + CIBER, Inc.                                                   290,628
                                    4,600    + eFunds Corporation                                             53,038
                                    3,400    + Investment Technology Group, Inc.                              63,240
                                    2,400    + MAXIMUS, Inc.                                                  66,312
                                    1,000    + Pegasus Systems, Inc.                                          16,250
                                    5,400    + Perot Systems Corporation (Class A)                            61,344
                                    4,200    + StarTek, Inc.                                                 110,460
                                    6,200    + The Titan Corporation                                          63,798
                                                                                                        ------------
                                                                                                           1,335,414
--------------------------------------------------------------------------------------------------------------------
Industrial                          3,200      Standex International Corporation                              67,200
Conglomerates - 0.2%               11,800      Tredegar Corporation                                          176,882
                                                                                                        ------------
                                                                                                             244,082
--------------------------------------------------------------------------------------------------------------------
Insurance - 2.5%                    3,600    + Allmerica Financial Corporation                                64,764
                                    2,300      AmerUs Group Co.                                               64,837
                                    1,100    + American Medical Security Group, Inc.                          21,010
                                    7,200      Delphi Financial Group, Inc. (Class A)                        336,960
                                   16,400      Hilb, Rogal and Hamilton Company                              558,256
                                      900      Infinity Property & Casualty Corporation                       21,276
                                    9,200      LandAmerica Financial Group, Inc.                             437,000
                                    2,400      Nationwide Financial Services, Inc. (Class A)                  78,000
                                    8,600    + Philadelphia Consolidated Holding Corp.                       347,440
                                    7,100      The Phoenix Companies, Inc.                                    64,113
                                    8,900      RLI Corp.                                                     292,810
                                    3,600      SCPIE Holdings Inc.                                            27,648
                                   10,700      Selective Insurance Group, Inc.                               268,035
                                    7,400    + Stewart Information Services Corporation                      206,090
                                   18,400    + UICI                                                          277,288
                                    1,800    + U.S.I. Holdings Corporation                                    21,168
                                    5,900      Zenith National Insurance Corp.                               168,150
                                                                                                        ------------
                                                                                                           3,254,845
--------------------------------------------------------------------------------------------------------------------
Internet & Catalog                 19,100    + Insight Enterprises, Inc.                                     192,146
Retail - 0.3%                       8,300    + J. Jill Group Inc.                                            139,772
                                      800    + School Specialty, Inc.                                         22,768
                                                                                                        ------------
                                                                                                             354,686
--------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series                                   June 30, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

--------------------------------------------------------------------------------------------------------------------
Industry***                         Shares                         Common Stocks                           Value
                                     Held
--------------------------------------------------------------------------------------------------------------------
Internet Software &                 2,300    + ActivCard Corp.                                          $     21,620
Services - 0.2%                    16,600    + CMGI Inc.                                                      27,722
                                    1,500    + InfoSpace, Inc.                                                20,355
                                   25,400    + Netegrity, Inc.                                               148,336
                                    2,900    + Websense, Inc.                                                 45,414
                                                                                                        ------------
                                                                                                             263,447
--------------------------------------------------------------------------------------------------------------------
Leisure Equipment &                 7,200      Action Performance Companies, Inc.                            136,800
Products - 0.9%                     6,300      Arctic Cat Inc.                                               120,708
                                    4,800      Callaway Golf Company                                          63,456
                                    5,500    + Huffy Corporation                                              38,500
                                    6,200    + JAKKS Pacific, Inc.                                            82,398
                                   11,800    + K2 Inc.                                                       144,550
                                   13,300    + Meade Instruments Corp.                                        42,560
                                   11,600      The Nautilus Group, Inc.                                      143,840
                                    5,500      Polaris Industries, Inc.                                      337,700
                                    3,000    + SCP Pool Corporation                                          103,200
                                                                                                        ------------
                                                                                                           1,213,712
--------------------------------------------------------------------------------------------------------------------
Machinery - 4.6%                   11,200      Albany International Corp. (Class A)                          306,880
                                    6,900    + Astec Industries, Inc.                                         60,168
                                    8,300      Briggs & Stratton Corporation                                 419,150
                                    9,600      CLARCOR Inc.                                                  370,080
                                    7,000    + CUNO Incorporated                                             252,840
                                   11,600    + Dionex Corporation                                            461,100
                                    3,300    + Flowserve Corporation                                          64,911
                                    5,700    + Gardner Denver Inc.                                           116,622
                                   17,300      Graco Inc.                                                    553,600
                                   12,300      IDEX Corporation                                              445,752
                                   18,300      JLG Industries, Inc.                                          124,440
                                   18,100      Kaydon Corp.                                                  376,480
                                    5,500      Lindsay Manufacturing Co.                                     127,710
                                   10,600      The Manitowoc Co., Inc.                                       236,380
                                   12,100      Milacron Inc.                                                  59,169
                                    6,800    + Mueller Industries, Inc.                                      184,348
                                    5,400      Oshkosh Truck Corporation                                     320,328
                                   10,000      Reliance Steel & Aluminum Co.                                 207,000
                                    3,400      Robbins & Myers, Inc.                                          62,900
                                    2,300    + SPS Technologies, Inc.                                         62,192
                                   10,200      Stewart & Stevenson Services, Inc.                            160,650
                                    4,700      Thomas Industries Inc.                                        127,135
                                    7,100    + Valence Technology, Inc.                                       21,229
                                   16,000      Valmont Industries, Inc.                                      311,360
                                   11,500    + Wabash National Corporation                                   161,345
                                   11,600      Watts Industries, Inc. (Class A)                              207,060
                                   22,500    + Wolverine Tube, Inc.                                          128,700
                                                                                                        ------------
                                                                                                           5,929,529
--------------------------------------------------------------------------------------------------------------------
Marine - 0.2%                       7,400    + Kirby Corporation                                             208,680
--------------------------------------------------------------------------------------------------------------------
Media - 0.6%                        5,400    + 4Kids Entertainment, Inc.                                     100,440
                                    7,900    + ADVO Systems, Inc.                                            350,760
                                    2,900    + Emmis Communications Corporation (Class A)                     66,555
                                    3,100    + Hearst-Argyle Television, Inc.                                 80,290
                                    6,300    + Metro-Goldwyn-Mayer Inc.                                       78,246

Master Enhanced Small Cap Series                                   June 30, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

--------------------------------------------------------------------------------------------------------------------
Industry***                         Shares                         Common Stocks                           Value
                                     Held
--------------------------------------------------------------------------------------------------------------------
Media                               3,700    + Regent Communications, Inc.                              $     21,830
(concluded)                         5,100    + Thomas Nelson, Inc.                                            63,750
                                      100      The Washington Post Company                                    73,290
                                                                                                        ------------
                                                                                                             835,161
--------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.5%              9,700      Allegheny Technologies Incorporated                            64,020
                                    6,000    + Brush Engineered Materials Inc.                                50,100
                                    7,400      Century Aluminum Company                                       52,022
                                    5,200    + Cleveland-Cliffs Inc.                                          92,820
                                   15,700    + Coeur d'Alene Mines Corporation                                21,823
                                    9,900      Commercial Metals Company                                     176,121
                                    2,000      Commonwealth Industries, Inc.                                   9,440
                                    5,300    + IMCO Recycling Inc.                                            35,192
                                   24,200      Massey Energy Company                                         318,230
                                    6,700      Quanex Corporation                                            199,124
                                   22,100    + RTI International Metals, Inc.                                239,343
                                   24,800      Ryerson Tull, Inc.                                            217,744
                                   19,100    + Steel Dynamics, Inc.                                          261,670
                                   14,300      Steel Technologies Inc.                                       144,573
                                    1,000    + Stillwater Mining Company                                       5,140
                                                                                                        ------------
                                                                                                           1,887,362
--------------------------------------------------------------------------------------------------------------------
Multi-Utilities &                  18,200      Avista Corporation                                            257,530
Unregulated Power                  12,100      Energen Corporation                                           402,930
- 0.5%                              1,300      Westar Energy, Inc.                                            21,099
                                                                                                        ------------
                                                                                                             681,559
--------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.4%             3,800    + BJ's Wholesale Club, Inc.                                      57,228
                                   12,800      Fred's, Inc.                                                  475,904
                                      900    + ShopKo Stores, Inc.                                            11,700
                                                                                                        ------------
                                                                                                             544,832
--------------------------------------------------------------------------------------------------------------------
Office Electronics                  7,800    + Gerber Scientific, Inc.                                        51,948
- 0.7%                             11,000    + Zebra Technologies Corporation (Class A)                      827,090
                                                                                                        ------------
                                                                                                             879,038
--------------------------------------------------------------------------------------------------------------------
Oil & Gas - 3.6%                    5,400      Cabot Oil & Gas Corporation (Class A)                         149,094
                                   24,200    + Cimarex Energy Co.                                            574,750
                                    3,700    + Evergreen Resources, Inc.                                     200,947
                                    2,500    + Forest Oil Corporation                                         62,800
                                      600      Frontier Oil Corporation                                        9,120
                                    1,800    + McMoRan Exploration Co.                                        20,052
                                   20,400    + Newfield Exploration Company                                  766,020
                                   16,200    + Nuevo Energy Company                                          282,690
                                   11,825      Patina Oil & Gas Corporation                                  380,174
                                    7,300    + Plains Resources Inc.                                         103,295
                                    4,800    + Prima Energy Corporation                                      100,224
                                   10,900    + Remington Oil & Gas Corporation                               200,342
                                   12,000    + Spinnaker Exploration Company                                 314,400
                                    9,800      St. Mary Land & Exploration Company                           267,540

Master Enhanced Small Cap Series                                   June 30, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

--------------------------------------------------------------------------------------------------------------------
Industry***                         Shares                         Common Stocks                           Value
                                     Held
--------------------------------------------------------------------------------------------------------------------
Oil & Gas                           8,400    + Stone Energy Corporation                                 $    352,128
(concluded)                        21,400    + Swift Energy Company                                          235,400
                                   15,200    + Tom Brown, Inc.                                               422,408
                                   19,500      Vintage Petroleum, Inc.                                       219,960
                                                                                                        ------------
                                                                                                           4,661,344
--------------------------------------------------------------------------------------------------------------------
Paper & Forest                     13,200    + Buckeye Technologies Inc.                                      89,760
Products - 0.2%                     4,200      Deltic Timber Corporation                                     119,490
                                    1,400      P.H. Glatfelter Company                                        20,650
                                    3,400      Pope & Talbot, Inc.                                            37,570
                                                                                                        ------------
                                                                                                             267,470
--------------------------------------------------------------------------------------------------------------------
Personal Products - 0.3%           15,700    + NBTY Inc.                                                     330,642
                                    5,700      Natures Sunshine Products, Inc.                                45,657
                                                                                                        ------------
                                                                                                             376,299
--------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.0%              1,000    + Able Laboratories, Inc.                                        19,800
                                   19,300      Alpharma, Inc. (Class A)                                      416,880
                                      500    + CIMA Labs Inc.                                                 13,445
                                    1,900    + Inspire Pharmaceuticals, Inc.                                  20,520
                                    9,700    + MGI Pharma, Inc.                                              248,611
                                    8,900      Medicis Pharmaceutical (Class A)                              504,630
                                    1,000    + Noven Pharmaceuticals, Inc.                                    10,240
                                                                                                        ------------
                                                                                                           1,234,126
--------------------------------------------------------------------------------------------------------------------
Real Estate - 1.9%                  9,400      Capital Automotive                                            263,106
                                    8,000      Colonial Properties Trust                                     281,520
                                    7,400      Essex Property Trust, Inc.                                    423,650
                                    1,900      Forest City Enterprises, Inc. (Class A)                        78,755
                                    7,600      Gables Residential Trust                                      229,748
                                   11,300      Glenborough Realty Trust Incorporated                         216,395
                                    2,800      Highwoods Properties, Inc.                                     62,440
                                    2,200      iStar Financial Inc.                                           80,300
                                   10,800      Kilroy Realty Corporation                                     297,000
                                    2,200      Mack-Cali Realty Corporation                                   80,036
                                    1,100      Newcastle Investment Corporation                               21,538
                                    3,000      Reckson Associates Realty Corporation                          62,580
                                   10,500      Shurgard Storage Centers, Inc. (Class A)                      347,340
                                                                                                        ------------
                                                                                                           2,444,408
--------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.9%                  2,000      Arkansas Best Corporation                                      47,580
                                    3,800      GATX Corporation                                               62,130
                                   24,500    + Heartland Express, Inc.                                       545,125
                                   23,600    + Kansas City Southern Industries, Inc.                         283,908
                                   19,800    + Knight Transportation, Inc.                                   493,020
                                    5,600    + Landstar System, Inc.                                         351,960
                                    1,000    + Old Dominion Freight Line, Inc.                                21,620

Master Enhanced Small Cap Series                                   June 30, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

--------------------------------------------------------------------------------------------------------------------
Industry***                         Shares                         Common Stocks                           Value
                                     Held
--------------------------------------------------------------------------------------------------------------------
Road & Rail                         1,200    + Pacer International, Inc.                                $     22,632
(concluded)                        12,100      Roadway Express, Inc.                                         345,213
                                    3,700      USF Corporation                                                99,789
                                    9,300    + Yellow Corporation                                            215,295
                                                                                                        ------------
                                                                                                           2,488,272
--------------------------------------------------------------------------------------------------------------------
Semiconductors &                   11,000    + ATMI, Inc.                                                    274,670
Semiconductor                       9,700    + Actel Corp.                                                   198,850
Equipment - 3.5%                   11,500    + Advanced Energy Industries, Inc.                              163,875
                                   35,800    + Alliance Semiconductor Corporation                            173,272
                                   21,300    + Axcelis Technologies, Inc.                                    130,356
                                   13,100    + Brooks Automation, Inc.                                       148,554
                                    8,900      Cohu, Inc.                                                    138,840
                                    8,800    + Cymer, Inc.                                                   277,728
                                   11,000    + DSP Group, Inc.                                               236,830
                                    1,100    + DuPont Photomasks, Inc.                                        20,713
                                   16,400    + ESS Technology, Inc.                                          159,900
                                    6,900    + Exar Corporation                                              109,227
                                   12,400    + FEI Company                                                   232,624
                                   10,700      Helix Technology Corporation                                  141,561
                                    8,800    + Kopin Corporation                                              53,856
                                    4,900    + Kulicke and Soffa Industries                                   31,311
                                   11,800    + Microsemi Corporation                                         188,800
                                   17,600    + Photronics, Inc.                                              307,120
                                   14,300    + Power Integrations, Inc.                                      347,776
                                   49,300    + Skyworks Solutions, Inc.                                      333,761
                                    7,400    + Standard Microsystems Corporation                             112,258
                                    4,500    + Supertex, Inc.                                                 82,665
                                    9,600    + Three-Five Systems, Inc.                                       66,240
                                    9,100    + Ultratech Stepper, Inc.                                       168,259
                                   12,700    + Varian Semiconductor Equipment Associates, Inc.               377,952
                                                                                                        ------------
                                                                                                           4,476,998
--------------------------------------------------------------------------------------------------------------------
Software - 3.8%                       400    + ANSYS, Inc.                                                    12,440
                                    7,700    + BARRA, Inc.                                                   274,890
                                   16,700    + Captaris Inc.                                                  57,114
                                    1,000      Computer Programs and Systems, Inc.                            20,010
                                    7,600    + Concord Communications, Inc.                                  104,348
                                   15,500      FactSet Research Systems Inc.                                 682,775
                                   14,200    + FileNET Corporation                                           256,168
                                    1,200    + Group 1 Software, Inc.                                         22,164
                                   12,200    + Hyperion Solutions Corporation                                411,872
                                   11,600    + JDA Software Group, Inc.                                      129,804
                                    7,100    + Kronos, Inc.                                                  360,751
                                    3,200    + Lawson Software, Inc.                                          24,864
                                   10,300    + MRO Software, Inc.                                             88,889
                                   10,300    + Manhattan Associates, Inc.                                    267,491
                                    7,900    + MapInfo Corporation                                            56,327
                                    7,300    + Micros Systems, Inc.                                          240,754
                                   14,000    + NYFIX, Inc.                                                    88,900
                                    5,000    + Opsware, Inc.                                                  20,100
                                    2,400    + Phoenix Technologies Ltd.                                      13,560
                                   17,700    + Progress Software Corporation                                 366,921
                                    6,300    + Puma Technology, Inc.                                          21,420
                                   11,700    + Radiant Systems, Inc.                                          78,858
                                    9,400    + Roxio, Inc.                                                    62,886

Master Enhanced Small Cap Series                                   June 30, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

--------------------------------------------------------------------------------------------------------------------
Industry***                         Shares                         Common Stocks                           Value
                                     Held
--------------------------------------------------------------------------------------------------------------------
Software                           15,300    + SERENA Software, Inc.                                    $    319,464
(concluded)                         4,600    + SPSS Inc.                                                      77,004
                                    2,100    + Sigma Designs, Inc.                                            22,806
                                   14,500    + Systems & Computer Technology Corporation                     130,500
                                    5,700      TALX Corporation                                              128,763
                                    7,200    + THQ Inc.                                                      129,600
                                    9,700    + Take-Two Interactive Software, Inc.                           274,898
                                   13,300    + Verity, Inc.                                                  168,378
                                                                                                        ------------
                                                                                                           4,914,719
--------------------------------------------------------------------------------------------------------------------
Specialty Retail - 6.4%             9,200      Aaron Rents, Inc.                                             237,360
                                   16,600    + AnnTaylor Stores Corporation                                  480,570
                                    1,600    + Big 5 Sporting Goods Corporation                               20,048
                                    2,700      Building Materials Holding Corporation                         39,987
                                   13,900      Burlington Coat Factory Warehouse Corporation                 248,810
                                   10,500      The Cato Corporation (Class A)                                221,340
                                    4,000    + The Children's Place Retail Stores, Inc.                       79,440
                                    9,700    + Christopher & Banks Corporation                               358,803
                                    6,600    + Copart, Inc.                                                   62,370
                                    8,400    + Cost Plus, Inc.                                               299,544
                                      600    + Dick's Sporting Goods, Inc.                                    22,008
                                    8,700    + The Dress Barn, Inc.                                          110,229
                                    9,100    + Genesco Inc.                                                  161,070
                                   24,000      Goody's Family Clothing, Inc.                                 207,600
                                    3,900    + Group 1 Automotive, Inc.                                      126,399
                                    8,700    + The Gymboree Corporation                                      145,986
                                    8,100      Hancock Fabrics, Inc.                                         130,815
                                    9,600      Haverty Furniture Companies, Inc.                             168,000
                                    6,000    + Hot Topic, Inc.                                               161,460
                                    7,800    + Jo-Ann Stores Inc.                                            197,340
                                   16,700    + Linens 'n Things, Inc.                                        394,287
                                   15,100    + The Men's Wearhouse, Inc.                                     329,935
                                   11,500    + Movie Gallery, Inc.                                           212,175
                                   13,600    + O'Reilly Automotive, Inc.                                     454,104
                                   22,750    + Pacific Sunwear of California, Inc.                           548,048
                                   20,400      The Pep Boys-Manny, Moe & Jack                                275,604
                                   18,700      Regis Corporation                                             543,235
                                    1,300    + Select Comfort Corporation                                     21,294
                                   18,500    + Stein Mart, Inc.                                              110,815
                                    9,200    + TBC Corporation                                               175,260
                                   13,300    + Too Inc.                                                      269,325
                                    6,400    + Tractor Supply Company                                        305,600
                                   12,500    + Ultimate Electronics, Inc.                                    160,250
                                    4,600    + United Rentals, Inc.                                           63,894
                                   10,200    + Urban Outfitters, Inc.                                        366,180
                                      600    + The Wet Seal, Inc. (Class A)                                    6,408
                                   14,000    + Zale Corporation                                              560,000
                                                                                                        ------------
                                                                                                           8,275,593
--------------------------------------------------------------------------------------------------------------------
Textiles, Apparel &                 4,800    + Ashworth, Inc.                                                 34,032
Luxury Goods - 2.2%                 6,100      Brown Shoe Company, Inc.                                      181,780
                                   17,300    + Fossil, Inc.                                                  407,588
                                    2,400      Haggar Corp.                                                   30,000
                                    6,200      K-Swiss Inc. (Class A)                                        214,024
                                   10,100      Kellwood Co.                                                  319,463
                                   14,300    + Nautica Enterprises, Inc.                                     183,469

Master Enhanced Small Cap Series                                   June 30, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

--------------------------------------------------------------------------------------------------------------------
Industry***                         Shares                         Common Stocks                           Value
                                     Held
--------------------------------------------------------------------------------------------------------------------
Textiles, Apparel &                 4,600      OshKosh B'Gosh, Inc. (Class A)                           $    124,200
Luxury Goods                        2,700      Oxford Industries, Inc.                                       112,103
(concluded)                        10,900      Phillips-Van Heusen Corporation                               148,567
                                   26,800    + Quiksilver, Inc.                                              441,932
                                   13,100      Russell Corporation                                           248,900
                                   11,500      The Stride Rite Corporation                                   114,540
                                    1,600    + Warnaco Group, Inc.                                            21,520
                                   14,500      Wolverine World Wide, Inc.                                    279,270
                                                                                                        ------------
                                                                                                           2,861,388
--------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                  8,800      Anchor Bancorp, Inc.                                          210,232
Finance - 3.1%                      1,000    + BankUnited Financial Corporation (Class A)                     20,150
                                    8,400      Commercial Federal Corporation                                178,080
                                   10,300      Dime Community Bancshares                                     262,135
                                   10,500      Downey Financial Corp.                                        433,650
                                   10,600    + FirstFed Financial Corp.                                      374,074
                                   21,900      Flagstar Bancorp, Inc.                                        535,455
                                   34,600      Fremont General Corporation                                   474,020
                                    3,700      MAF Bancorp, Inc.                                             137,159
                                    8,600      New Century Financial Corporation                             375,390
                                    1,100      Provident Financial Services, Inc.                             20,955
                                    1,600      Seacoast Financial Services Corporation                        31,680
                                   19,700      Staten Island Bancorp, Inc.                                   383,756
                                    1,100    + TierOne Corporation                                            21,417
                                   23,120      Washington Federal, Inc.                                      534,766
                                    1,300      Willow Grove Bankcorp, Inc.                                    22,061
                                                                                                        ------------
                                                                                                           4,014,980
--------------------------------------------------------------------------------------------------------------------
Tobacco - 0.3%                     11,700    DIMON Incorporated                                               83,772
                                   12,000    Schweitzer-Manduit International, Inc.                          289,680
                                                                                                        ------------
                                                                                                             373,452
--------------------------------------------------------------------------------------------------------------------
Trading Companies &                14,900    Applied Industrial Technologies, Inc.                           314,390
Distributors - 0.4%                 2,500    Lawson Products, Inc.                                            68,848
                                   11,300    Watsco, Inc.                                                    187,128
                                                                                                        ------------
                                                                                                             570,366
--------------------------------------------------------------------------------------------------------------------
Water Utilities - 0.1%              3,200    Philadelphia Suburban Corporation                                78,016
--------------------------------------------------------------------------------------------------------------------
Wireless                            7,400    + Boston Communications Group, Inc.                             126,762
Telecommunications                  8,500    + Metro One Telecommunications, Inc.                             43,860
Services - 0.1%                       500    + NII Holdings Inc. (Class B)                                    19,135
                                                                                                        ------------
                                                                                                             189,757
--------------------------------------------------------------------------------------------------------------------
                                             Total Common Stocks (Cost - $115,702,967) - 99.3%           128,349,062
--------------------------------------------------------------------------------------------------------------------
                               Beneficial                       Short-Term Securities
                                Interest
--------------------------------------------------------------------------------------------------------------------
                               $3,720,129    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I*      3,720,129
--------------------------------------------------------------------------------------------------------------------
                                             Total Short-Term Securities (Cost - $3,720,129) - 2.9%        3,720,129
--------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series                                   June 30, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

--------------------------------------------------------------------------------------------------------------------
                                                                                                           Value

--------------------------------------------------------------------------------------------------------------------
                                             Total Investments (Cost - $119,423,096) - 102.2%           $132,069,191
                                             Variation Margin on Financial Futures Contracts** - 0.0%         18,907
                                             Liabilities in Excess of Other Assets - (2.2%)               (2,810,067)
                                                                                                        ------------
                                             Net Assets - 100.0%                                        $129,278,031
                                                                                                        ============

--------------------------------------------------------------------------------------------------------------------

* Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2 (a)(3) of the Investment Company Act of 1940) are as follows:

      --------------------------------------------------------------------------
                                                  Net                   Interest
      Affiliate                                 Activity                 Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
         Cash Sweep Series I                   $2,144,679               $10,379
      --------------------------------------------------------------------------
**    Financial futures contracts purchased as of June 30, 2003 were as follows:

      --------------------------------------------------------------------------
      Number of                      Expiration           Face        Unrealized
      Contracts       Issue             Date              Value         Losses
      --------------------------------------------------------------------------
         16        Russell 2000      September 2003     $3,591,943     $(4,743)
      --------------------------------------------------------------------------
      Total Unrealized Losses-Net                                      $(4,743)
                                                                       =======
      --------------------------------------------------------------------------
*** For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
+     Non-income producing security.

      See Notes to Financial Statements.

                                 Master Enhanced Small Cap Series, June 30, 2003

STATEMENT OF ASSETS AND LIABILITIES

MASTER
ENHANCED SMALL
CAP SERIES          As of June 30, 2003
========================================================================================================
Assets:             Investments, at value (identified cost-$119,423,096)                    $132,069,191
                    Cash on deposit for financial futures contracts ....                         250,000
                    Receivables:
                             Securities sold ...........................    $  2,508,162
                             Dividends .................................          76,579
                             Contributions .............................          40,156
                             Variation margin ..........................          18,907
                             Interest ..................................           2,497       2,646,301
                                                                            ------------    ------------
                    Other assets .......................................                          31,209
                                                                                            ------------
                    Total assets .......................................                     134,996,701
                                                                                            ------------
========================================================================================================
Liabilities:        Payables:
                           Securities purchased ........................       5,422,269
                           Withdrawals .................................         294,690
                           Investment adviser ..........................           1,093
                           Other affiliates ............................             618       5,718,670
                                                                            ------------    ------------
                    Total liabilities ..................................                       5,718,670
                                                                                            ------------
========================================================================================================
Net Assets:         Net assets .........................................                    $129,278,031
                                                                                            ============
========================================================================================================
Net Assets          Investors' capital .................................                    $116,636,679
Consist of:         Unrealized appreciation on investments-net .........                      12,641,352
                                                                                            ------------
                    Net assets .........................................                    $129,278,031
                                                                                            ============
========================================================================================================

      See Notes to Financial Statements.

                                 Master Enhanced Small Cap Series, June 30, 2003

STATEMENT OF OPERATIONS

MASTER
ENHANCED SMALL
CAP SERIES                 For the Six Months Ended June 30, 2003
========================================================================================================================
Investment                 Dividends (net of $326 foreign withholding tax) .................                $    533,957
Income:                    Interest ........................................................                      10,374
                                                                                                            ------------
                           Total income ....................................................                     544,331
                                                                                                            ------------
========================================================================================================================
Expenses:                  Offering costs ..................................................    $ 17,448
                           Professional fees ...............................................      16,420
                           Accounting services .............................................       8,862
                           Custodian fees ..................................................       6,128
                           Investment advisory fees ........................................       5,742
                           Trustees' fees and expenses .....................................         557
                           Printing and shareholder reports ................................          40
                           Other ...........................................................         638
                                                                                                --------
                           Total expenses ..................................................                      55,835
                                                                                                            ------------
                           Investment income-net ...........................................                     488,496
                                                                                                            ------------
========================================================================================================================
Realized &                 Realized loss from investments-net ..............................                    (766,937)
Unrealized Gain (Loss)     Change in unrealized appreciation/depreciation on investments-net                  15,048,617
on Investments-Net:                                                                                         ------------
                           Total realized and unrealized gain on investments-net ...........                  14,281,680
                                                                                                            ------------
                           Net Increase in Net Assets Resulting from Operations ............                $ 14,770,176
                                                                                                            ============
========================================================================================================================

      See Notes to Financial Statements.

                                 Master Enhanced Small Cap Series, June 30, 2003

STATEMENTS OF CHANGES IN NET ASSETS
                                                                       For the Six     For the Period
MASTER                                                                 Months Ended   December 10, 2002+
ENHANCED SMALL                                                            June 30,     to December 31,
CAP SERIES            Increase (Decrease) in Net Assets:                    2003             2002
=====================================================================================================
Operations:        Investment income-net .........................    $     488,496     $      91,749
                   Realized loss on investments-net ..............         (766,937)          (20,779)
                   Change in unrealized appreciation/depreciation
                   on investments-net ............................       15,048,617        (2,407,265)
                                                                      -------------     -------------
                   Net increase (decrease) in net assets resulting
                   from operations ...............................       14,770,176        (2,336,295)
                                                                      -------------     -------------
=====================================================================================================
Net Capital        Proceeds from contributions ...................       12,344,171       123,885,044
Transactions:      Fair value of withdrawals .....................      (16,644,038)       (2,741,027)
                                                                      -------------     -------------
                   Net increase (decrease) in net assets derived
                   from capital transactions .....................       (4,299,867)      121,144,017
                                                                      -------------     -------------
=====================================================================================================
Net Assets:        Total increase in net assets ..................       10,470,309       118,807,722
                   Beginning of period ...........................      118,807,722                --
                                                                      -------------     -------------
                   End of period .................................    $ 129,278,031     $ 118,807,722
                                                                      =============     =============
=====================================================================================================

+     Commencement of operations.

      See Notes to Financial Statements.

                                 Master Enhanced Small Cap Series, June 30, 2003

FINANCIAL HIGHLIGHTS

=====================================================================================================
                                                                   For the Six       For the Period
MASTER                 The following ratios have                  Months Ended     December 10, 2002+
ENHANCED SMALL         been derived from information provided       June 30,        to December 31,
CAP SERIES             in the financial statements.                   2003              2002
=====================================================================================================
Total Investment
Return:                                                                  16.93%++           (1.90%)++
                                                                   ===========      =============
=====================================================================================================
Ratios to              Expenses ...............................            .10%*              .06%*
Average Net                                                        ===========      =============
Assets:                Investment income-net ..................            .85%*             1.33%*
                                                                   ===========      =============
=====================================================================================================
Supplemental           Net assets, end of period (in thousands)    $   129,278      $     118,808
Data:                                                              ===========      =============
                       Portfolio turnover .....................          40.67%              9.91%
                                                                   ===========      =============
=====================================================================================================

*     Annualized.
+     Commencement of operations.
++    Aggregate total investment return.

      See Notes to Financial Statements.

Master Enhanced Small Cap Series

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Master Enhanced Small Cap Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Trust, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature.

The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments - Portfolio securities that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official closing price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees. Occasionally, events affecting the values of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the market on which such securities trade) and the close of business on the NYSE. If events (for example, company announcement, natural disasters, market volatility) occur during such periods that are expected to materially affect the value for such securities, those securities may be valued at their fair market value as determined in good faith by the Trust's Board of Trustees or by the investment adviser using a pricing service and/or procedures approved by the Board of Trustees of the Trust.

(b) Derivative financial instruments - The Series may engage in various portfolio investment strategies both to increase the return of the Portfolio and to hedge, or protect, its exposure to interest rate movement and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such futures contracts. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options - The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Income taxes - The Series is classified as a "pass through" entity for Federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income - Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets.

For the six months ended June 30, 2003, the Series reimbursed FAM $1,071 for certain accounting services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2003 were $46,847,902 and $49,243,825, respectively.

Net realized gains (losses) for the six months ended June 30, 2003 and net unrealized gains (losses) as of June 30, 2003 were as follows:

--------------------------------------------------------------------------------
                                                Realized            Unrealized
                                              Gains (Losses)      Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments ................        $ (1,017,307)        $ 12,646,095
Financial futures contracts ..........             250,370               (4,743)
                                              ------------         ------------
Total ................................        $   (766,937)        $ 12,641,352
                                              ============         ============

--------------------------------------------------------------------------------

As of June 30, 2003, net unrealized appreciation for Federal income tax purposes aggregated $12,645,815, of which $15,880,494 related to appreciated securities and $3,234,679 related to depreciated securities. At June 30, 2003, the aggregate cost of investments for Federal income tax purposes was $119,423,376.

4. Short-Term Borrowings:

The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of ..09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 29, 2002, the credit agreement was renewed for one year under the same terms, except that the commitment was reduced from $1,000,000,000 to $500,000,000. The Series did not borrow under the credit agreement during the six months ended June 30, 2003.

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15,
         2003)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15, 2003)

Item 4 - Disclose annually only (not answered until December 15, 2003)

      (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

      (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

      (e)(2) Disclose the percentage of services described in each of paragraphs
             (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

      (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

      (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

      (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees. N/A

         (Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A

Item 8 -- Reserved

Item 9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act.
        Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced Small Cap Series

By: /s/ Terry K. Glenn
    --------------------------------
    Terry K. Glenn,
    President of
    Master Enhanced Small Cap Series

Date: August 21, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Terry K. Glenn
    --------------------------------
    Terry K. Glenn,
    President of
    Master Enhanced Small Cap Series

Date: August 21, 2003

By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Master Enhanced Small Cap Series

Date: August 21, 2003

Attached hereto as a furnished exhibit are the certifications pursuant to
Section 906 of the Sarbanes-Oxley Act.